Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth the CAP to our PEO and average of our Non-PEO NEOs, serving in such capacity, along with certain measures of Company performance in each of the fiscal years ended on December 31 as listed below:

	Summary		Average Summary	Average	Value of Initial Fixed
	Compensation	Compensation	Compensation	Compensation	$100 Investment Based on
	Table	Actually Paid	Table Total for	Actually Paid	Total Shareholder	Peer Group
	Total	to the	Non-PEO	to Non-PEO	Return	Total Shareholder	(in thousands)
Year	for PEO	PEO (1) (2)	NEOs	NEOs (1) (3)	(TSR) - POWI	Return (4)	Net Income	Net Revenues
2024	$8,610,159	$8,846,860	$2,387,012	$1,966,748	$130.27	$287.31	$32,234	$418,973
2023	$8,218,982	$6,836,603	$2,503,959	$2,415,342	$171.35	$238.72	$55,735	$444,538
2022	$7,015,329	$(13,137,041)	$1,737,581	$(725,064)	$148.28	$142.94	$170,851	$651,138
2021	$6,564,685	$16,724,842	$1,784,763	$3,351,766	$190.35	$219.51	$164,413	$703,277
2020	$5,733,115	$23,622,794	$1,514,513	$4,824,198	$166.78	$153.66	$71,176	$488,318
(1)	See supplemental disclosures below for adjustments made to arrive at CAP for PEO and Non-PEO NEOs.
(2)	For fiscal years 2024, 2023, 2022, 2021 and 2020, Balu Balakrishnan served as our President and Chief Executive officer.
(3)	For fiscal year 2024, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Sunil Gupta and Clifford J. Walker. For fiscal year 2023, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Sunil Gupta and Yang Chiah Yee. For fiscal years 2022 and 2021, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Mike Matthews and Yang Chiah Yee. For fiscal year 2020, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Mike Matthews and Ben Sutherland.
(4)	Peer Group TSR is based on Philadelphia Stock Exchange Semiconductor Sector Index (SOX) (the “Industry Index”). SOX is a market cap weighted index of 30 US-listed semiconductor companies.

Company Selected Measure Name	Net Revenues
Named Executive Officers, Footnote
(2)	For fiscal years 2024, 2023, 2022, 2021 and 2020, Balu Balakrishnan served as our President and Chief Executive officer.
(3)	For fiscal year 2024, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Sunil Gupta and Clifford J. Walker. For fiscal year 2023, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Sunil Gupta and Yang Chiah Yee. For fiscal years 2022 and 2021, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Mike Matthews and Yang Chiah Yee. For fiscal year 2020, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Mike Matthews and Ben Sutherland.

Peer Group Issuers, Footnote
(4)	Peer Group TSR is based on Philadelphia Stock Exchange Semiconductor Sector Index (SOX) (the “Industry Index”). SOX is a market cap weighted index of 30 US-listed semiconductor companies.

PEO Total Compensation Amount	$ 8,610,159	$ 8,218,982	$ 7,015,329	$ 6,564,685	$ 5,733,115
PEO Actually Paid Compensation Amount	$ 8,846,860	6,836,603	(13,137,041)	16,724,842	23,622,794
Adjustment To PEO Compensation, Footnote

The below table presents the reconciliation between amounts reported in the Summary Compensation Table and CAP for our PEO and average for Non-PEO NEOs for the year ended December 31, 2024.

	PEO	Non-PEO NEOs
Summary compensation table total	$8,610,159	$2,387,012
Exclusion of stock awards	(7,856,013)	(1,951,206)
Fair value of unvested current year awards at fiscal year end	10,012,408	2,083,334
Change in value of prior year awards vesting during the year	(418,538)	(104,137)
Change in value of unvested equity from prior years	(1,501,156)	(448,255)
Compensation actually paid	$8,846,860	$1,966,748

Non-PEO NEO Average Total Compensation Amount	$ 2,387,012	2,503,959	1,737,581	1,784,763	1,514,513
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,966,748	2,415,342	(725,064)	3,351,766	4,824,198
Adjustment to Non-PEO NEO Compensation Footnote

The below table presents the reconciliation between amounts reported in the Summary Compensation Table and CAP for our PEO and average for Non-PEO NEOs for the year ended December 31, 2024.

	PEO	Non-PEO NEOs
Summary compensation table total	$8,610,159	$2,387,012
Exclusion of stock awards	(7,856,013)	(1,951,206)
Fair value of unvested current year awards at fiscal year end	10,012,408	2,083,334
Change in value of prior year awards vesting during the year	(418,538)	(104,137)
Change in value of unvested equity from prior years	(1,501,156)	(448,255)
Compensation actually paid	$8,846,860	$1,966,748

Equity Valuation Assumption Difference, Footnote

The fair value of our equity awards is determined in accordance with the provisions of ASC 718-10, Stock Compensation. Time-vested restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest to reflect the change in fair value. Performance-based restricted stock unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance expectations as of year end and as of the date of vest to reflect the change in fair value.

Compensation Actually Paid vs. Total Shareholder Return

The following graph shows the relationship between CAP and TSR for both the Company and Industry Index, as represented by the Philadelphia Stock Exchange Semiconductor Sector Index. TSR shows the cumulative total return on an investment of $100 in cash on December 31, 2019, through December 31, 2024, in our common stock and the Industry Index, assuming that all dividends were reinvested. The return shown on the graph below is not necessarily indicative of future performance, and we do not make or endorse any predictions as to future stockholder returns.

Compensation Actually Paid vs. Net Income	The following graph shows the relationship between CAP and Net Income:
Compensation Actually Paid vs. Company Selected Measure	The following graph shows the relationship between CAP and Net Revenues:
Total Shareholder Return Vs Peer Group

The following graph shows the relationship between CAP and TSR for both the Company and Industry Index, as represented by the Philadelphia Stock Exchange Semiconductor Sector Index. TSR shows the cumulative total return on an investment of $100 in cash on December 31, 2019, through December 31, 2024, in our common stock and the Industry Index, assuming that all dividends were reinvested. The return shown on the graph below is not necessarily indicative of future performance, and we do not make or endorse any predictions as to future stockholder returns.

Tabular List, Table

The following are the Company’s three most important performance measures for determining NEO compensation for 2024:

2024 Performance Measures
Net Revenues
Non-GAAP Operating Income
Relative Revenue (1)
(1)	Relative Revenue refers to the Company’s Revenue CAGRs as compared to the Revenue CAGR of the analog semiconductor industry over similar periods. See section “Mechanics of 2024 Performance-based Equity Incentive Awards” above for further details.

Total Shareholder Return Amount	$ 130.27	171.35	148.28	190.35	166.78
Peer Group Total Shareholder Return Amount	287.31	238.72	142.94	219.51	153.66
Net Income (Loss)	$ 32,234,000	$ 55,735,000	$ 170,851,000	$ 164,413,000	$ 71,176,000
Company Selected Measure Amount	418,973,000	444,538,000	651,138,000	703,277,000	488,318,000
PEO Name	Balu Balakrishnan
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Revenue (1)
PEO | Exclusion of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,856,013)
PEO | Fair Value of Unvested Current Year Awards at FYE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,012,408
PEO | Change in Value of Prior Year Awards Vesting During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(418,538)
PEO | Change in Value of Unvested Equity from Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,501,156)
Non-PEO NEO | Exclusion of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,951,206)
Non-PEO NEO | Fair Value of Unvested Current Year Awards at FYE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,083,334
Non-PEO NEO | Change in Value of Prior Year Awards Vesting During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(104,137)
Non-PEO NEO | Change in Value of Unvested Equity from Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (448,255)